Net loss per share (Schedule of Basic and Diluted Net Loss Per Share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2016 CNY (¥) ¥ / shares shares	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 CNY (¥) ¥ / shares shares
Numerator:
Net income	¥ 24,788	$ 3,717	¥ 9,256
Change in redemption value of preferred shares	0	0	(25,332)
Net loss attributable to noncontrolling interests	522	78	0
Net income (loss) attributable to ordinary shareholders of Baozun Inc.	¥ 25,310	$ 3,795	¥ (16,076)
Net income (loss) per ordinary share
Basic | (per share)	¥ 0.17	$ 0.03	¥ (0.19)
Diluted | (per share)	¥ 0.16	$ 0.02	¥ (0.19)
Weighted average number of ordinary shares - basic and diluted
Basic	149,016,689	149,016,689	86,820,988
Diluted	162,618,349	162,618,349	86,820,988